Commitments and Contingencies (Schedule of minimum future rental payments) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
2023	$ 1,947
2024	1,733
2025	911
2026	212
2027	0
Lessee, Operating Lease, Liability, to be Paid, Total	4,803
Less imputed interest	482
Other Liabilities [Member]
Total lease liabilities	$ 4,321